Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments
Schedule of carrying value and estimated fair value of financial instruments

The carrying and estimated fair values of the Group’s non-derivative financial instruments as of December 31, 2022 and 2021, were as follows:

	2022				2021
	Carrying Amount		Fair Value		Carrying Amount		Fair Value
Assets:
Cash and cash equivalents	Ps.	51,130,992	Ps.	51,130,992	Ps.	25,828,215	Ps.	25,828,215
Trade notes and accounts receivable, net		8,457,302		8,457,302		13,093,011		13,093,011
Long-term loan and interest receivable from GTAC (see Note 10)		853,163		857,006		755,973		760,143
Open-Ended Fund (see Note 9)		773,209		773,209		945,176		945,176
Publicly traded equity instruments (see Note 9)		2,611,053		2,611,053		3,517,711		3,517,711
Other equity instruments (see Note 9)		—		—		1,607,969		1,607,969
Liabilities:
Senior Notes due 2025, 2032 and 2040	Ps.	22,717,196	Ps.	24,313,064	Ps.	30,754,650	Ps.	39,592,552
Senior Notes due 2045		17,321,136		14,975,508		20,503,100		24,205,140
Senior Notes due 2037 and 2043		11,000,000		8,087,840		11,000,000		8,722,100
Senior Notes due 2026 and 2046		23,371,200		23,287,882		24,603,720		31,714,380
Senior Notes due 2049		13,675,853		12,199,681		15,377,325		19,307,154
Notes due 2027		4,500,000		4,238,640		4,500,000		4,509,405
Long-term loans payable to Mexican banks		13,650,000		13,775,125		20,260,404		20,417,854
Lease liabilities		8,369,072		8,497,104		9,680,559		9,830,878

The carrying amounts (based on estimated fair values), notional amounts, and maturity dates of the Group’s derivative financial instruments as of December 31, 2022 and 2021, were as follows:

			Notional
			Amount
December 31, 2022:	Carrying		(U.S. Dollars in
Derivative Financial Instruments	Amount		Thousands)		Maturity Date
Assets:
Derivatives recorded as accounting hedges (cash flow hedges):
Interest rate swaps (f)	Ps.	11,237	Ps.	2,500,000	February 2023
Interest rate swaps (b)		532,344	Ps.	10,000,000	June 2024
Total assets	Ps.	543,581

Liabilities:
Derivatives not recorded as accounting hedges:
TVI’s forwards (i)	Ps.	7,650	U.S.$	27,963	January through June 2023
Empresas Cablevisión’s forwards (j)		12,047	U.S.$	38,649	January through June 2023
Sky’s forwards (k)		16,903	U.S.$	58,000	January through June 2023
Forwards (l)		34,801	U.S.$	113,388	January through June 2023
Total liabilities	Ps.	71,401

			Notional
			Amount
December 31, 2021:	Carrying		(U.S. Dollars in
Derivative Financial Instruments	Amount		Thousands)		Maturity Date
Assets:
Derivatives recorded as accounting hedges (cash flow hedges):
TVI’s interest rate swap (a)	Ps.	127	Ps.	87,600	May 2022
Interest rate swaps (b)		133,197	Ps.	10,000,000	June 2024
Total assets	Ps.	133,324
Liabilities:
Derivatives recorded as accounting hedges (cash flow hedges):
TVI’s interest rate swaps (c)	Ps.	2,015	Ps.	522,804	April 2022
Interest rate swaps (d)		9,749	Ps.	2,000,000	October 2022
Interest rate swaps (e)		7,243	Ps.	1,500,000	October 2022
Interest rate swaps (f)		23,798	Ps.	2,500,000	February 2023
Forwards (g)		35,524	U.S.$	67,125	January 2022 through March 2022
Derivatives not recorded as accounting hedges:
Interest rate swaps (h)		2,943	Ps.	9,385,347	March 2022
TVI’s forwards (i)		10,057	U.S.$	12,600	January 2022 through February 2022
Empresas Cablevisión’s forwards (j)		11,006	U.S.$	13,820	January 2022 through February 2022
Sky’s forwards (k)		14,054	U.S.$	15,000	February 2022
Forwards (l)		56,496	U.S.$	57,620	January 2022 through February 2022
Total liabilities	Ps.	172,885

(a)	TVI has entered into several derivative transaction agreements (interest rate swaps) with two financial institutions from August 2013 through May 2022 to hedge the variable interest rate exposure resulting from Mexican peso loans of a total principal amount of Ps.87,600 as of December 31, 2021. Under these agreements, the Company received monthly payments based on aggregate notional amounts of Ps.87,600 and made payments based on the same notional amount at an annual weighted average fixed rate of 5.585%. TVI has recognized the change in fair value of this transaction as an accounting hedge and recorded a loss of Ps.57,843 and Ps.58,847 in other comprehensive income or loss as of December 31, 2022 and 2021, respectively. In the years ended as of December 31, 2022 and 2021, TVI recorded a gain (loss) of Ps.145 and Ps.(1,118), respectively, in consolidated other finance income or expense.
(b)	In June and July 2019 and October 2020, the Company entered into derivative transaction agreements (interest rate swaps) through June 2024, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.10,000,000 as of December 31, 2022 and 2021. Under these agreements, the Company receives monthly payments based on aggregate notional amounts of Ps.10,000,000 as of December 31, 2022 and 2021, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual weighted average fixed rate of 6.7620%. The Company has recognized the change in fair value of this transaction as an accounting hedge and recorded a cumulative or income of Ps.507,663 in other comprehensive income or loss as of December 31, 2022. In 2022, the Company recorded a gain of Ps.56,253 in consolidated other finance income or expense.
(c)	In March and April 2017, TVI entered into several derivative transaction agreements (interest rate swaps) with two financial institutions through April 2022 to hedge the variable interest rate exposure resulting from Mexican peso loan of a total principal amount of Ps.522,804 as of December 31, 2021. Under these agreements, the Company received monthly payments based on aggregate notional amounts of Ps.522,804 as of December 31, 2021, at an annual variable rate of 28- days TIIE and made monthly payments based on the same notional amounts at an annual weighted average fixed rate of 7.2663%. The Company has recognized the change in fair value of this transaction as an accounting hedge and recorded a loss of Ps.1,131 and Ps.2,015 in other comprehensive income or loss as of December 31, 2022 and 2021, respectively. TVI recorded a loss of Ps.1,961 and Ps.17,501 for this transaction agreement in consolidated other finance income or expense as of December 31, 2022 and 2021, respectively.
(d)	In November 2017, the Company entered into derivative transaction agreements (interest rate swaps) through October 2022, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.2,000,000. Under this transaction, the Company received monthly payments based on an aggregate notional amount of Ps.2,000,000, at an annual variable rate of 28 days of TIIE and made monthly payments based on the same notional amount at an annual fixed rate of 7.3275%. The Company has recognized the change in fair value of this transaction as an accounting hedge and recorded a cumulative loss of Ps.9,031 and Ps.9,031 in other comprehensive income or loss as of December 31, 2022 and 2021, respectively. In 2022 and 2021, the Company recorded a loss of Ps.3,874 and Ps.56,263, respectively, in consolidated other finance income or expense.
(e)	In November and December 2017, the Company entered into derivative transaction agreements (interest rate swaps) through October 2022, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.1,500,000. Under this transaction, the Company received monthly payments based on an aggregate notional amount of Ps.1,500,000, at an annual variable rate of 28 days of TIIE and made monthly payments based on the same notional amount at an annual fixed rate of 7.35%. The Company has recognized the change in fair value of this transaction as an accounting hedge and recorded a cumulative loss of Ps.6,697 and Ps.6,697 in other comprehensive income or loss as of December 31, 2022 and 2021, respectively. In 2022, the Company recorded a loss of Ps.457 in consolidated other finance income or expense.
(f)	In January 2018, the Company entered into derivative transaction agreements (interest rate swaps) through February 2023, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.2,500,000. Under this transaction, the Company receives monthly payments based on aggregate notional amount of Ps.2,500,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.7485%. The Company has recognized the change in fair value of this transaction as an accounting hedge and recorded a cumulative loss of Ps.19,612 and Ps.19,612 in other comprehensive income or loss as of December 31, 2022 and 2021, respectively. In 2022, the Company recorded a gain of Ps.387 in consolidated other finance income or expense.
(g)	As of December 31, 2021, the Company had entered into derivative contracts of foreign currency (forwards) to fix the exchange rate for the purchase of U.S.$67.1 million, at an average exchange rate of Ps.21.1433. The Company has recognized the change in fair value of this transaction as an accounting hedge and recorded a cumulative loss of Ps.35,524 for this transaction agreement in other comprehensive income or loss as of December 31, 2021. In 2022 and 2021, the Company recorded a loss of Ps.31,850 and Ps.725,209 in consolidated other finance income or expense, respectively.
(h)	In March 2020, the Company entered into derivative transaction agreements (interest rate swaps) through March 2022, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.9,385,347. Under this transaction, the Company received monthly payments based on aggregate notional amounts of Ps.9,385,347, at an annual variable rate of 28 days of TIIE, and made monthly payments based on the same notional amount at an annual fixed rate of 6.0246%. In 2022 and 2021, the Company recorded a gain of Ps.341 and Ps.62,679 in consolidated other finance income or expense, respectively.
(i)	As of December 31, 2022, TVI had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$28.0 million at an average rate of Ps.20.0975. As a result of the change in fair value of these agreements in the year ended December 31, 2022, the Company recorded a loss of Ps.13,269 in consolidated other finance income or expense.
(j)	As of December 31, 2022, Empresas Cablevisión had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$38.6 million at an average rate of Ps.20.1365. As a result of the change in fair value of these agreements in the year ended December 31, 2022, the Company recorded a loss of Ps.18,396 in consolidated other finance income or expense.
(k)	As of December 31, 2022, Sky had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$58.0 million at an average rate of Ps.20.1170. As a result of the change in fair value of these agreements in the year ended December 31, 2022, the Company recorded a loss of Ps.31,368 in consolidated other finance income or expense.
(l)	As of December 31, 2022 and 2021, the Company had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$113.4 million and U.S.$57.6 million at an average rate of Ps.20.1289 and Ps.21.5927, respectively. As a result of the change in fair value of these agreements, in the years ended December 31, 2022 and 2021, the Company recorded a loss of Ps.66,690 and Ps.56,447 in consolidated other finance income or expense, respectively.

Schedule of financial assets and liabilities measured at fair value

Financial assets and liabilities measured at fair value as of December 31, 2022 and 2021:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2022		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Assets:
At FVOCIL:
Open-Ended Fund	Ps.	773,209	Ps.	—	Ps.	773,209	Ps.	—
Publicly traded equity instruments		2,611,053		2,611,053		—		—
Derivative financial instruments		543,581		—		543,581		—
Total	Ps.	3,927,843	Ps.	2,611,053	Ps.	1,316,790	Ps.	—

Liabilities:
Derivative financial instruments	Ps.	71,401	Ps.	—	Ps.	71,401	Ps.	—
Total	Ps.	71,401	Ps.	—	Ps.	71,401	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2021		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Assets:
At FVOCIL:
Open-Ended Fund	Ps.	945,176	Ps.	—	Ps.	945,176	Ps.	—
Publicly traded equity instruments		3,517,711		3,517,711		—		—
Derivative financial instruments		133,324		—		133,324		—
Total	Ps.	4,596,211	Ps.	3,517,711	Ps.	1,078,500	Ps.	—

Liabilities:
Derivative financial instruments	Ps.	172,885	Ps.	—	Ps.	172,885	Ps.	—
Total	Ps.	172,885	Ps.	—	Ps.	172,885	Ps.	—